Nationwide Life Insurance Company: • Nationwide Variable Account - 9

Prospectus supplement dated May 8, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your policy.  Effective immediately, this investment option will undergo a name change as indicated below.

CURRENT NAME	NEW NAME
Royce Capital Fund – Royce Micro-Cap Portfolio	Royce Capital Fund – Royce Micro-Cap Portfolio: Investment Class